THE BRANDYWINE FUNDS

MANAGED BY FRIESS ASSOCIATES, INC.      SEMI-ANNUAL REPORT       MARCH 31, 2001

DEAR FELLOW SHAREHOLDERS:

   Brandywine and Brandywine Blue's March-quarter staying power capped off a successful 24 months in which the Funds jumped 40.4 and 35.9 percent while the Nasdaq Composite plummeted 25.2 percent. Every $100,000 held in Brandywine 24 months ago is now worth $140,370 instead of $74,760 had you invested in that index.

   Those results surpass gains in the Lipper Midcap Growth, Russell Midcap and S&P MidCap 400 indexes of 8.2, 15.1 and 25.6 percent. The Russell 2000 gained
16.4 percent, and the S&P 500 declined 7.7 percent.

   The March quarter was the worst first quarter in Nasdaq history; the Composite dropped 25.5 percent. Brandywine and Brandy-wine Blue retraced just
12.4 and 12.0 percent while the average mid-cap growth fund tracked by Morningstar fell 22.6 percent. The worst dropped 60 percent.

   All major indexes dropped in the March quarter. The S&P 500, S&P MidCap 400, Russell 2000 and Nasdaq Industrials fell 11.9, 11.0, 6.5 and 17.1 percent. Sector-specific indexes such as the Nasdaq Telecom and Goldman Sachs Internet slid 29.2 and 38.9 percent.

   Brandywine's March-quarter results ranked in the top three among the 23 funds in the Investor's Business Daily (IBD) Mutual Fund Index. The other 20 funds dropped 24 percent on average; the worst cratered 43 percent. IBD in March highlighted Brandywine as one of the "Top 25 Growth Funds" for performance since the market peak July 16, 1990.

                                 BRANDYWINE              BRANDYWINE BLUE
  CUMULATIVE                      % CHANGE                   % CHANGE
  ----------                      --------                   --------
  QUARTER                          -12.39                     -11.97
  ONE YEAR                         -20.58                     -19.81
  FIVE YEARS/ANNUALIZED          88.63/13.53               87.18/13.36
  TEN YEARS/ANNUALIZED          352.52/16.30               345.66/16.12
  INCEPTION/ANNUALIZED     980.89*<F1>/16.89*<F1>    457.41**<F2>/18.31**<F2>

*<F1>12/30/85   **<F2>1/10/91

                  BRANDYWINE FUNDS SURPASS NASDAQ COMPOSITE BY
               OVER 60 PERCENTAGE POINTS IN MOST RECENT 24 MONTHS

                    Brandywine Fund                  +40.37%
                    Brandywine Blue Fund             +35.87%
                    S&P 500 Index                     -7.65%
                    Nasdaq Composite Index           -25.24%

Results from 3/31/99 - 3/31/01

   Since September 30, 2000, the Nasdaq Composite and S&P 500 fell 49.9 and
18.8 percent. The average of the 90 mid-cap growth funds in Morningstar's Mutual Funds publication is down 39 percent; the worst 78 percent; the Goldman Sachs Internet, Nasdaq Telecom and Nasdaq Computer indexes fell 73.7, 55.0 and 58.2 percent. Brandywine and Brandywine Blue retraced only 12.9 and 8.8 percent.

   Your commitment to the belief that EARNINGS MATTER as well as THE PRICE YOU PAY for those earnings lies behind results that stand out among other investors wringing their hands and gnashing their teeth.

   The "I Love Lucy" investment strategy is based on Lucy's comment that the 10 cents a jar she and Ethel were losing on their kitchen-based jam manufacturing business would be "made up on volume." It didn't work for them, it didn't work for the dot-coms and it will never work.

   You avoided the dot-com debacle by embracing our disciplines requiring companies to have at least three years of earnings history and $3 million in after-tax income before coming onto your researchers' radar screens. TheStreet.com, whose Internet Index crashed 83 percent from its March 2000 high, wrote about us: "They didn't get crushed by the dot-com and they didn't get lured into buying the wrong tech, the stuff that has crashed to earth so infamously."

   Now that former market darlings like Dell, Cisco, Microsoft and Intel fell as much as 72, 81, 66 and 67 percent from their highs and blue chips like AT&T, J.C. Penney, Lucent and International Paper sagged as much as 74, 89, 89 and 56 percent, our cautious approach in early 1998 is better understood.

   We're grateful for your wisdom in believing in our PE discipline, understanding that indexes and other managers that briefly outperformed you in the recent market nuttiness assumed great risk by riding stocks with PEs of 35 that expanded to 70, 80, even over 100 times estimates.

   The chart below includes the 1998 period when we outperformed most universes of stocks comparable to our PE discipline, but could not keep up to the indexes and peers that weren't guided by a sensitivity to PEs. Your PEs on forward earnings consistently range from 14 to 23 times. We appreciate your support at all times, but especially when the market's irrational exuberance allowed others to outperform us.

                    INCLUDING CAUTIOUS 1998, BRANDYWINE FUND
                             OUTPERFORMS SINCE 1997

                    Brandywine Fund                   43.10%
                    Brandywine Blue                   39.06%
                    S&P MidCap 400                    37.96%
                    S&P 500                           24.64%
                    Russell Midcap Growth             17.89%
                    NASDAQ Composite                  17.19%
                    Russell 2000                       7.64%

   Without AOL, Veritas and Siebel Systems N whose PE ratios fell outside your disciplines at 69, 355 and 252 times earnings N the S&P MidCap 400 falls to 26.03% instead of 37.96%, but remains ahead of the 17.89% for the Russell Midcap Growth.

Results from 12/31/97 - 3/31/01

   The following chart reflects Brandywine's success up to and since December 1997, when Kiplinger's magazine ranked Brandywine as one of the top three no-load growth funds in the nation for results in the prior 10 years. Updated through this quarter and including 1998, it implies that $100,000 invested at the beginning of that period would be worth $904,780 versus $653,920 for the S&P
500. Brandywine's results account for fees and brokerage costs; the S&P 500's do not.

                 BRANDYWINE VS. S&P 500 TOTAL RETURN SINCE 1987

                DATE                    BRWIX                  SP500TR
                ----                    -----                  -------
            12/31/87                        0                        0
             3/31/88                      8.1                     5.69
             6/30/88                  24.7474                 12.72895
             9/30/88                 17.51205                 13.12351
            12/31/88                 17.62956                 16.57377
             3/31/89                 29.27489                 24.81554
             6/30/89                 40.26326                 35.83675
             9/30/89                 63.26643                 50.38487
            12/31/89                 56.40924                 53.46776
             3/31/90                 65.65303                 48.83303
             6/30/90                 84.86878                 58.17974
             9/30/90                 50.48318                 36.43003
            12/31/90                 57.40541                 48.65416
             3/31/91                 100.0623                 70.35767
             6/30/91                 87.45835                 69.60809
             9/30/91                 112.9527                  78.9535
            12/31/91                 134.8868                  93.9498
             3/31/92                 133.7124                 89.06227
             6/30/92                 113.6131                 92.44648
             9/30/92                 125.3618                 98.70099
            12/31/92                  171.561                 108.7751
             3/31/93                 175.8245                 117.7942
             6/30/93                 192.2637                 118.6872
             9/30/93                 234.7588                 124.5261
            12/31/93                 232.7502                 129.7576
             3/31/94                 232.3509                 120.9579
             6/30/94                 212.3767                 121.7312
             9/30/94                 230.0884                 132.7734
            12/31/94                 232.7951                 132.6803
             3/31/95                 259.4187                 155.4132
             6/30/95                 321.5623                  179.422
             9/30/95                  380.328                 201.9434
            12/31/95                 351.7005                 220.0299
             3/31/96                 379.5252                 237.2795
             6/30/96                 398.3226                 252.1872
             9/30/96                 428.0725                 263.2107
            12/31/96                 464.1926                 293.6114
             3/31/97                 452.4574                 304.1208
             6/30/97                 518.1446                 374.4379
             9/30/97                 635.4066                 410.0207
            12/31/97                  532.082                 424.8113
             3/31/98                 550.0964                   497.97
             6/30/98                 555.6222                 517.3442
             9/30/98                  431.644                 456.1037
            12/31/98                 528.0842                 574.7762
             3/31/99                 544.4144                 608.1102
             6/30/99                 617.7488                 657.8903
             9/30/99                 627.6537                 610.5222
            12/31/99                 863.9229                 716.6742
             3/31/00                 1038.875                 735.0493
             6/30/00                 979.5395                  712.837
             9/30/00                 938.8409                 704.9525
            12/31/00                 932.4001                 642.0052
             3/31/01                 805.8278                 554.0776

   I'm excited to have all of my stock-market investments invested alongside yours, as our average holding sells at just 17.6 times 2001 estimates with 24 percent earnings growth expected this year versus the S&P 500's PE of 20.4 and just 1 percent expected growth. We're committed to growing the assets entrusted to us by folks like you, the John M. Templeton Foundation, the participants in Morningstar's 401(k) plan and my high-school basketball coach.

   Your limited retracing compared to others validates your commitment to intensive research and sensitivity to PE ratios. Your entire team joins me in thanks and congratulations for your long-term focus and sophistication.

   God Bless!

   /s/Foster Friess

   Foster Friess
   President                                                      April 6, 2001

THE MYTH OF "TAX EFFICIENCY"

   Let's say as a shareholder you owned $20,000 worth of Brandywine's Nortel position in March 1999 at $20 a share. You sold it for $71,000 in August 2000 at $71, up 255 percent, creating a long-term gain of $51,000 on which you pay the 20 percent long-term tax rate, leaving you with $60,800!! Not bad for a $20,000 investment!

   Since your sale, Nortel fell 82 percent to $13. Had you not sold your Nortel stake, it would be worth just $13,000, rather than $60,800 AFTER paying $10,200 in taxes. But, boy, would you be "tax efficient."

   Big taxes, big gains. Little taxes, little gains. You choose. If you're still upset with your tax bill, contact Washington politicians. WE make it; THEY take it. ALL FUNDS ARE SUBJECT TO THE EXACT SAME TAX RULES.

BRANDYWINE FUNDS AS TAX SHELTERS?

   Not really. But Brandywine and Brandywine Blue have realized losses of $2.36 and $1.39 per share and unrealized gains of $0.48 and $0.41 per share. The Funds carry embedded net losses because of the market's general decline and our success locking in big gains last year. Obviously, we can't predict how these estimates will change.

                                BRANDYWINE FUND

               PERCENT CHANGE IN TOP TEN HOLDINGS FROM BOOK COST

1. Duke Energy Corp.        -1.8%          6. El Paso Corp.               -2.6%
2. The Boeing Co.          +11.2%          7. American Electric Power     +4.6%
3. The Kroger Co.          +19.3%          8. Nabors Industries, Inc.    -10.8%
4. UnitedHealth Group Inc.  -0.4%          9. Mattel, Inc.                -2.8%
5. Tenet Healthcare Corp.   +4.0%         10. Dynegy Inc.                +10.5%

                                EARNINGS GROWTH

                              Your Companies   24%
                              S&P 500           1%

                   FORECASTED INCREASE IN EARNINGS PER SHARE
                                  2001 VS 2000

ALL FIGURES ARE DOLLAR WEIGHTED AND BASED ON DATA FROM BASELINE. MARCH 31, 2001.

                     YOUR COMPANIES' MARKET CAPITALIZATION

                                   LARGE CAP
                              $9 billion and over
                                     40.8%

                                    MID CAP
                            $2 billion to $9 billion
                                     36.3%

                                   SMALL CAP
                                below $2 billion
                                     18.6%

                                      CASH
                                      4.3%

                            TOP TEN INDUSTRY GROUPS

Medical Services (14.5%)

Utilities (11.8%)

Drilling and Oil/Gas Services (11.7%)

Oil/Gas Exploration & Production (6.6%)

Financial/Business Services (6.4%)

Leisure & Entertainment (5.8%)

Medical Products (5.6%)

Aerospace  (5.1%)

Energy (4.5%)

Supermarkets (4.4%)

All Others (19.3%)

Cash (4.3%)

                                BRANDYWINE FUND
                        MARCH QUARTER "ROSES AND THORNS"

                      $ GAIN
BIGGEST $ WINNERS (IN MILLIONS)  % GAIN             REASON FOR MOVE
----------------- -------------  ------             ---------------

  BJ Services Co.     $23.3       15.4    December-quarter earnings beat
                                          estimates, jumping to $0.76 from
                                          $0.25 a year ago. Short supply and a
                                          related surge in energy prices led to
                                          more energy companies in need of the
                                          company's pressure pumping and other
                                          oil-field services.

  NRG Energy, Inc.    $17.1       30.6    The company benefits from high power
                                          prices in the western U.S. and from
                                          using diverse fuel sources to
                                          generate power. NRG reported year-
                                          2000 earnings of $1.10 per share
                                          versus $0.39 in 1999.

    Weatherford
International, Inc.   $12.6       11.6    December-quarter earnings grew to
                                          $0.31 a share from $0.07 a year ago
                                          on 44 percent revenue growth.
                                          Weatherford's yield-improving
                                          technologies are in strong demand as
                                          oil-service activities increase
                                          worldwide. The company provides
                                          equipment, technology and services
                                          used in the drilling and production
                                          of oil and natural gas.

   Cendant Corp.      $12.2       12.6    The outlook improved at one of the
                                          nation's largest mortgage originators
                                          as lower interest rates spurred
                                          mortgage activity. The company, which
                                          franchises the Coldwell Banker, Avis
                                          and Ramada Hotel brand names, beat
                                          December-quarter earnings forecasts
                                          by 11 percent.

   Jones Apparel
    Group, Inc.       $10.8       18.6    December-quarter earnings grew 30
                                          percent as strong divisions such as
                                          Nine West and Ralph Lauren helped the
                                          company overcome soft consumer
                                          spending and a highly promotional
                                          sales environment last holiday
                                          season. New initiatives, including
                                          cross-selling Nine West apparel and
                                          Jones accessories and repositioning
                                          the Bandolino shoe line, complement
                                          core-product growth.

                      $ LOSS
BIGGEST $ LOSERS  (IN MILLIONS)  % LOSS             REASON FOR MOVE
----------------  -------------  ------             ---------------

    Scientific-
   Atlanta, Inc.      $60.7      -28.0    December-quarter earnings growth of
                                          133 percent exceeded consensus
                                          estimates. Shares slid on concerns
                                          that the weakening economy would
                                          dampen orders for the company's
                                          communications transmission
                                          equipment.

   Tellabs, Inc.      $52.5      -15.9    December-quarter earnings grew to
                                          $0.56 a share from $0.41 a year ago,
                                          but the maker of telecom networking
                                          equipment came under pressure as
                                          competitors reported slowing sales.
                                          You sold shares when Tellabs' lowered
                                          March-quarter revenue and earnings
                                          guidance, citing slower growth in its
                                          cable-TV connectivity business.

    Flextronics
 International Ltd.   $47.2      -25.4    Shares of the electronics
                                          manufacturing services provider slid
                                          on industry-wide inventory concerns
                                          due to slowing demand. December-
                                          quarter earnings grew 58 percent as
                                          revenues more than doubled from year-
                                          ago levels.

     Southwest
    Airlines Co.      $46.1      -18.3    You sold shares of the low-cost
                                          airline as businesses scaled back on
                                          travel due to spending cuts and fuel
                                          prices edged higher, putting the
                                          airline industry under pressure.
                                          December-quarter earnings grew 61
                                          percent.

   The Boeing Co.     $45.4      -15.6    Shares of the world's largest
                                          aircraft maker retraced on concerns
                                          that airlines would hold back orders
                                          for new jets in the first half of
                                          this year to assess the effects of
                                          slowing economic growth. December-
                                          quarter earnings increased to $1.01 a
                                          share from $0.74 a year ago, 11
                                          percent ahead of Wall Street's
                                          estimates.

All gains/losses are calculated on an average cost basis

                              BRANDYWINE BLUE FUND

               PERCENT CHANGE IN TOP TEN HOLDINGS FROM BOOK COST

 1. Duke Energy Corp.       -2.2%    6. Dynegy Inc.                       +8.8%
 2. The Boeing Co.         +13.8%    7. Tenet Healthcare Corp.            +3.7%
 3. UnitedHealth Group Inc. +0.5%    8. American Electric Power Co., Inc. +4.7%
 4. The Kroger Co.         +21.0%    9. Fannie Mae                        +4.3%
 5. Mattel, Inc.            -2.8%   10. El Paso Corp.                     -2.2%

                                EARNINGS GROWTH

                           Your Companies        23%
                           S&P 500                1%

                     FORECASTED INCREASE IN EARNINGS PER SHARE
                                   2001 VS 2000

ALL FIGURES ARE DOLLAR WEIGHTED AND BASED ON DATA FROM BASELINE. MARCH 31, 2001.

                     YOUR COMPANIES' MARKET CAPITALIZATION

                                   LARGE CAP
                              $9 billion and over
                                     52.8%

                                    MID CAP
                            $2 billion to $9 billion
                                     37.2%

                                   SMALL CAP
                                below $2 billion
                                      2.7%

                                      CASH
                                      7.3%

                            TOP TEN INDUSTRY GROUPS

Utilities (15.8%)

Medical Services (13.9%)

Drilling and Oil/Gas Services (11.4%)

Financial/Business Services (7.6%)

Energy  (7.5%)

Leisure & Entertainment (7.2%)

Medical Products (6.8%)

Aerospace (5.6%)

Supermarkets (4.8%)

Communication Equipment/Services (3.7%)

All Others (8.4%)

Cash (7.3%)

                              BRANDYWINE BLUE FUND
                        MARCH QUARTER "ROSES AND THORNS"

                      $ GAIN
BIGGEST $ WINNERS (IN MILLIONS)  % GAIN             REASON FOR MOVE
----------------- -------------  ------             ---------------

  NRG Energy, Inc.     $2.1       30.7    The company benefits from high power
                                          prices in the western U.S. and from
                                          using diverse fuel sources to
                                          generate power. NRG reported year-
                                          2000 earnings of $1.10 per share
                                          versus $0.39 in 1999.

  BJ Services Co.      $1.5       14.6    December-quarter earnings beat
                                          estimates, jumping to $0.76 from
                                          $0.25 a year ago. Short supply and a
                                          related surge in energy prices led to
                                          more energy companies in need of the
                                          company's pressure pumping and other
                                          oil-field services.

    Weatherford
International, Inc.    $1.2       10.6    December-quarter earnings grew to
                                          $0.31 a share from $0.07 a year ago
                                          on 44 percent revenue growth.
                                          Weatherford's yield-improving
                                          technologies are in strong demand as
                                          oil-service activities increase
                                          worldwide. The company provides
                                          equipment, technology and services
                                          used in the drilling and production
                                          of oil and natural gas.

   Cendant Corp.       $0.9       12.5    The outlook improved at one of the
                                          nation's largest mortgage originators
                                          as lower interest rates spurred
                                          mortgage activity. The company, which
                                          franchises the Coldwell Banker, Avis
                                          and Ramada Hotel brand names, beat
                                          December-quarter earnings forecasts
                                          by 11 percent.

  RadioShack Corp.     $0.7       5.3     You sold shares early in the quarter
                                          on concerns that a weakening economic
                                          outlook would hinder sales of
                                          consumer electronics. After your
                                          sale, the electronics chain reported
                                          that it missed earnings estimates for
                                          its December quarter because of price
                                          cuts on its home-satellite systems
                                          and other products.

                      $ LOSS
BIGGEST $ LOSERS  (IN MILLIONS)  % LOSS             REASON FOR MOVE
----------------  -------------  ------             ---------------

    Scientific-
   Atlanta, Inc.       $4.8      -27.7    December-quarter earnings growth of
                                          133 percent exceeded consensus
                                          estimates. Shares slid on concerns
                                          that the weakening economy would
                                          dampen orders for the company's
                                          communications transmission
                                          equipment.

   Safeway, Inc.       $4.5      -18.1    The supermarket chain operator grew
                                          December-quarter earnings 20 percent.
                                          While a quickly resolved localized
                                          labor dispute did not affect profits,
                                          it did fuel negative perceptions.

    Flextronics
 International Ltd.    $3.9      -23.9    Shares of the electronics
                                          manufacturing services provider slid
                                          on industry-wide inventory concerns
                                          due to slowing demand. December-
                                          quarter earnings grew 58 percent as
                                          revenues more than doubled from year-
                                          ago levels.

     Southwest
    Airlines Co.       $3.7      -18.6    You sold shares of the low-cost
                                          airline as businesses scaled back on
                                          travel due to spending cuts and fuel
                                          prices edged higher, putting the
                                          airline industry under pressure.
                                          December-quarter earnings grew 61
                                          percent.

   Cadence Design
   Systems, Inc.       $3.6      -25.2    The provider of EDA (electronic
                                          design automation) software used to
                                          create semiconductor chips fell on
                                          concerns that the weakening economy
                                          would result in less technology
                                          spending. December-quarter earnings
                                          grew to $0.24 a share from break-even
                                          results a year ago.

All gains/losses are calculated on an average cost basis

                             BRANDYWINE FUND, INC.
                            STATEMENT OF NET ASSETS
                                 March 31, 2001
                                  (Unaudited)


                                                                     QUOTED
                                                                     MARKET
  SHARES                                             COST             VALUE
  ------                                             ----             -----

COMMON STOCKS - 95.7% (A)<F4>

             AEROSPACE - 5.1%
    426,600  BE Aerospace, Inc.*<F3>            $    5,988,162   $    7,838,775
  4,416,000  The Boeing Co.                        221,306,101      246,015,360
                                                --------------   --------------
                                                   227,294,263      253,854,135

THIS SECTOR IS 11.7% ABOVE YOUR FUND'S COST.

             APPAREL & SHOE RETAILERS - 1.8%
  1,000,000  American Eagle Outfitters, Inc.*<F3>   27,643,850       28,750,000
    140,000  The Cato Corp.                          2,633,217        2,108,750
     50,000  Charlotte Russe Holding Inc.*<F3>       1,187,500        1,487,500
    200,000  Gadzooks, Inc.*<F3>                     3,996,387        4,400,000
    220,000  J. Jill Group Inc.*<F3>                 3,887,698        3,850,000
    180,000  K-Swiss Inc.                            5,882,714        4,612,500
    650,000  Quiksilver, Inc.*<F3>                  17,749,693       17,257,500
    231,900  Vans, Inc.*<F3>                         4,740,335        5,232,244
  1,575,000  Venator Group, Inc.*<F3>               20,270,533       21,735,000
                                                --------------   --------------
                                                    87,991,927       89,433,494

THIS SECTOR IS 1.6% ABOVE YOUR FUND'S COST.

             BUILDING RELATED - 0.4%
    250,000  Insituform Technologies, Inc.*<F3>      8,342,380        8,156,250
    175,000  Jacobs Engineering Group Inc.*<F3>      9,067,415       10,150,000
                                                --------------   --------------
                                                    17,409,795       18,306,250

THIS SECTOR IS 5.1% ABOVE YOUR FUND'S COST.

             COMMUNICATIONS EQUIPMENT/SERVICES - 2.5%
  2,699,500  Scientific-Atlanta, Inc.              153,754,970      112,272,205
    700,000  WorldCom, Inc.*<F3>                    13,174,210       13,081,250
                                                --------------   --------------
                                                   166,929,180      125,353,455

THIS SECTOR IS 24.9% BELOW YOUR FUND'S COST.

             COMPUTER/ELECTRONICS - 2.6%
    800,000  Concurrent Computer Corp.*<F3>          4,508,970        5,000,000
    140,000  DRS Technologies, Inc.*<F3>             2,475,086        2,203,600
  1,590,000  Electronic Data Systems Corp.          85,983,712       88,817,400
  1,575,000  Sensormatic Electronics Corp.*<F3>     34,375,155       29,925,000
    140,000  Tier Technologies, Inc. Class B*<F3>    1,515,058        1,645,000
                                                --------------   --------------
                                                   128,857,981      127,591,000

THIS SECTOR IS 1.0% BELOW YOUR FUND'S COST.

             DRILLING AND OIL/GAS SERVICES - 11.7%
  2,025,000  Diamond Offshore Drilling, Inc.        84,206,086       79,683,750
  2,155,900  ENSCO International Inc.               73,957,944       75,456,500
  2,050,000  Grey Wolf, Inc.*<F3>                   12,658,200       13,325,000
    475,000  Hanover Compressor Co.*<F3>            15,847,195       15,057,500
  1,800,000  Key Energy Services, Inc.*<F3>         21,393,644       19,260,000
    765,900  Marine Drilling Companies, Inc.*<F3>   19,317,994       20,411,235
  2,800,000  Nabors Industries, Inc.*<F3>          162,697,180      145,152,000
  1,670,000  National-Oilwell, Inc.*<F3>            62,980,263       57,832,100
    300,000  Offshore Logistics, Inc.*<F3>           7,676,797        7,443,750
  2,151,000  Rowan Companies, Inc.*<F3>             50,249,987       59,152,500
    188,400  Seitel, Inc.*<F3>                       2,964,202        3,504,240
    100,000  Superior Energy Services, Inc.*<F3>     1,154,915        1,087,500
     75,000  Universal Compression
               Holdings, Inc.*<F3>                   2,442,000        2,625,000
    750,000  UTI Energy Corp.*<F3>                  16,636,887       22,687,500
    400,000  Veritas DGC Inc.*<F3>                  11,395,859       12,780,000
    849,600  Weatherford International, Inc.*<F3>   30,438,981       41,927,760
    160,000  Willbros Group, Inc.*<F3>               2,247,605        1,832,000
                                                --------------   --------------
                                                   578,265,739      579,218,335

THIS SECTOR IS 0.2% ABOVE YOUR FUND'S COST.

             ENERGY - 4.5%
    350,000  Arch Coal, Inc.                         7,519,355       10,493,000
    310,000  CONSOL Energy Inc.                      8,260,208       10,695,000
  2,521,400  Dynegy Inc.                           116,356,711      128,616,614
  2,000,000  NRG Energy, Inc.*<F3>                  55,749,840       72,800,000
                                                --------------   --------------
                                                   187,886,114      222,604,614

THIS SECTOR IS 18.5% ABOVE YOUR FUND'S COST.

             FINANCIAL/BUSINESS SERVICES - 6.4%
    765,000  Astoria Financial Corp.                38,347,220       40,879,687
    170,500  Career Education Corp.*<F3>             6,427,434        8,567,625
    800,000  Charter One Financial, Inc.            20,614,086       22,640,000
    150,000  Copart, Inc.*<F3>                       2,381,625        3,073,500
  1,480,000  Countrywide Credit Industries, Inc.    71,470,365       73,038,000
    725,000  First Health Group Corp.*<F3>          22,344,607       31,809,375
  1,050,000  Fannie Mae                             80,679,962       83,580,000
    300,000  HCC Insurance Holdings, Inc.            7,039,795        7,935,000
     64,000  The Keith Companies, Inc.*<F3>          1,240,934        1,344,000
    100,000  Scottish Annuity &
               Life Holdings, Ltd.                   1,442,285        1,437,500
    394,200  Sylvan Learning Systems, Inc.*<F3>      8,399,266        8,130,375
    465,000  XL Capital Ltd.                        35,026,337       35,372,550
                                                --------------   --------------
                                                   295,413,916      317,807,612

THIS SECTOR IS 7.6% ABOVE YOUR FUND'S COST.

             FOOD/RESTAURANTS - 4.3%
    250,000  AFC Enterprises, Inc.*<F3>              4,744,722        4,812,500
    160,000  American Italian Pasta Co.*<F3>         3,700,340        5,120,000
  3,374,100  Brinker International, Inc.*<F3>       96,525,911       94,171,131
    520,000  CEC Entertainment Inc.*<F3>            16,648,480       23,062,000
  2,233,300  Darden Restaurants, Inc.               48,433,933       53,040,875
    640,000  Jack in the Box Inc.*<F3>              17,916,816       19,168,000
     73,900  O'Charleys Inc.*<F3>                    1,382,597        1,547,281
     89,200  Panera Bread Co.*<F3>                   1,444,356        2,386,100
    125,000  Smithfield Foods, Inc.*<F3>             4,605,075        4,062,500
    172,500  Sonic Corp.*<F3>                        3,584,552        4,323,281
     25,000  Tasty Baking Co.                          406,893          400,000
                                                --------------   --------------
                                                   199,393,675      212,093,668

THIS SECTOR IS 6.4% ABOVE YOUR FUND'S COST.

             LEISURE & ENTERTAINMENT - 5.8%
  1,700,000  Callaway Golf Co.                      41,141,276       37,757,000
  7,500,000  Cendant Corp.*<F3>                     97,218,278      109,425,000
  7,750,000  Mattel, Inc.                          141,390,771      137,485,000
                                                --------------   --------------
                                                   279,750,325      284,667,000

THIS SECTOR IS 1.8% ABOVE YOUR FUND'S COST.

             MACHINERY & MISCELLANEOUS MANUFACTURING - 1.5%
    100,000  Quaker Fabric Corp.*<F3>                  798,170          831,250
  1,400,000  The Shaw Group Inc.*<F3>               62,495,806       65,394,000
    141,500  The Toro Co.                            6,439,972        6,509,000
                                                --------------   --------------
                                                    69,733,948       72,734,250

THIS SECTOR IS 4.3% ABOVE YOUR FUND'S COST.

             MEDICAL PRODUCTS - 5.6%
    825,000  Andrx Group*<F3>                       36,251,872       40,425,000
    150,000  Henry Schein, Inc.*<F3>                 4,557,054        5,512,500
    224,900  Invacare Corp.                          8,629,302        8,888,048
  2,185,200  IVAX Corp.*<F3>                        79,278,465       68,833,800
  1,737,700  St. Jude Medical, Inc.*<F3>            77,228,926       93,575,145
  2,085,900  Thermo Electron Corp.*<F3>             49,126,793       46,891,032
    400,000  VISX, Inc.*<F3>                         6,664,645        6,868,000
    248,200  Zoll Medical Corp.*<F3>                10,155,665        8,655,975
                                                --------------   --------------
                                                   271,892,722      279,649,500

THIS SECTOR IS 2.9% ABOVE YOUR FUND'S COST.

             MEDICAL SERVICES - 14.5%
    100,000  AmeriPath, Inc.*<F3>                    1,735,550        2,056,250
    575,000  Apria Healthcare Group Inc.*<F3>       15,505,773       13,903,500
  4,350,000  Caremark Rx, Inc.*<F3>                 59,910,375       56,724,000
    475,000  Coventry Health Care, Inc.*<F3>        10,434,189        7,867,188
     12,800  DIANON Systems, Inc.*<F3>                 342,920          382,400
  8,535,700  HEALTHSOUTH Corp.*<F3>                131,976,154      110,025,173
    350,000  Laboratory Corporation of
               America Holdings*<F3>                43,676,521       42,087,500
    300,000  Laser Vision Centers, Inc.*<F3>         1,445,787        1,340,610
    271,800  Magellan Health Services, Inc.*<F3>     2,684,863        2,514,150
    125,000  Mentor Corp./MINN.                      2,837,325        2,812,500
    450,000  Mid Atlantic Medical
               Services, Inc.*<F3>                   8,689,544        9,135,000
  1,300,000  Omnicare, Inc.                         21,970,055       27,885,000
    600,000  Owens & Minor, Inc.                    10,216,969        9,918,000
     75,000  Specialty Laboratories, Inc.*<F3>       1,418,857        1,837,500
  4,250,000  Tenet Healthcare Corp.*<F3>           179,871,063      187,000,000
  3,234,000  UnitedHealth Group Inc.               192,341,056      191,646,840
    600,000  Universal Health
               Services, Inc. Class B*<F3>          49,416,978       52,980,000
                                                --------------   --------------
                                                   734,473,979      720,115,611

THIS SECTOR IS 2.0% BELOW YOUR FUND'S COST.

             OIL/GAS EXPLORATION & PRODUCTION - 6.6%
    125,000  ATP Oil & Gas Corp.*<F3>                1,722,732        1,523,438
    377,400  Cabot Oil & Gas Corp.                   8,174,832       10,189,800
    844,100  Canadian Natural Resources Ltd.        27,051,606       24,352,285
  1,800,000  Chesapeake Energy Corp.*<F3>           13,884,510       15,930,000
    237,200  Comstock Resources, Inc.*<F3>           1,874,287        2,668,500
  2,650,000  El Paso Corp.                         177,586,780      173,045,000
  2,000,000  Gulf Canada Resources Ltd.*<F3>         9,515,895       10,960,000
    300,000  Magnum Hunter Resources, Inc.*<F3>      2,613,733        3,525,000
    395,000  Mitchell Energy &
              Development Corp.                     18,455,647       20,737,500
    686,000  Nexen Inc.                             17,464,517       14,872,480
    250,000  PetroQuest Energy, Inc.*<F3>            1,353,025        1,257,800
  1,050,000  Pioneer Natural Resources Co.*<F3>     18,290,783       16,485,000
    284,500  Remington Oil & Gas Corp.*<F3>          4,128,765        3,929,656
    656,500  Talisman Energy Inc.*<F3>              20,473,859       23,844,080
    100,000  Ultra Petroleum Corp.*<F3>                421,680          522,000
    150,000  Unit Corp.*<F3>                         2,315,186        2,482,500
                                                --------------   --------------
                                                   325,327,837      326,325,039

THIS SECTOR IS 0.3% ABOVE YOUR FUND'S COST.

             POLLUTION CONTROL SERVICES - 0.4%
    775,000  Tetra Tech, Inc.*<F3>                  17,151,536       15,693,750
    200,000  Waste Connections, Inc.*<F3>            4,301,587        5,762,500
                                                --------------   --------------
                                                    21,453,123       21,456,250

THIS SECTOR IS 0.0% ABOVE YOUR FUND'S COST.

             RETAILING - 3.8%
  1,250,000  BJ's Wholesale Club, Inc.*<F3>         56,988,262       59,812,500
  1,575,000  Borders Group, Inc.*<F3>               26,458,023       26,507,250
  1,350,000  Dillard's, Inc.                        26,747,168       29,619,000
     80,000  Hancock Fabrics, Inc./DE                  606,020          604,000
    600,000  Lowe's Companies, Inc.                 35,106,065       35,070,000
     30,000  Performance Food Group Co.*<F3>         1,506,771        1,575,000
  2,600,000  Pier 1 Imports, Inc.                   34,166,684       33,800,000
                                                --------------   --------------
                                                   181,578,993      186,987,750

THIS SECTOR IS 3.0% ABOVE YOUR FUND'S COST.

             SOFTWARE - 1.2%
  1,000,000  AremisSoft Corp.*<F3>                  16,359,643       13,000,000
    361,000  Autodesk, Inc.                         12,249,335       11,033,062
    600,000  Borland Software Corp.*<F3>             5,049,997        4,181,220
    407,900  FileNet Corp.*<F3>                      8,621,339        6,398,931
    155,000  IntraNet Solutions, Inc.*<F3>           3,783,304        3,710,313
    240,000  MRO Software, Inc.*<F3>                 3,943,691        1,935,000
    125,000  PLATO Learning, Inc.*<F3>               2,309,602        2,487,500
    519,400  Remedy Corp.*<F3>                      13,350,644        9,998,450
    600,000  SERENA Software, Inc.*<F3>              9,434,700        5,475,000
                                                --------------   --------------
                                                    75,102,255       58,219,476

THIS SECTOR IS 22.5% BELOW YOUR FUND'S COST.

             SUPERMARKETS - 4.4%
     40,000  Fleming Companies, Inc.                   981,947        1,018,000
  8,094,700  The Kroger Co.*<F3>                   175,028,550      208,762,313
    500,000  Pathmark Stores, Inc.*<F3>              8,312,190        8,600,000
                                                --------------   --------------
                                                   184,322,687      218,380,313

THIS SECTOR IS 18.5% ABOVE YOUR FUND'S COST.

             TRANSPORTATION RELATED - 0.4%
    700,000  AirTran Holdings, Inc.*<F3>             6,334,910        5,488,000
    578,900  Atlantic Coast Airlines
              Holdings, Inc.*<F3>                   12,382,081       12,156,900
     50,000  Teekay Shipping Corp.                   2,045,980        2,130,000
                                                --------------   --------------
                                                    20,762,971       19,774,900

THIS SECTOR IS 4.8% BELOW YOUR FUND'S COST.

             UTILITIES - 11.8%
  3,196,100  American Electric Power
              Company, Inc.                        143,626,231      150,216,700
  5,945,000  Duke Energy Corp.                     258,690,245      254,089,300
  1,800,000  Exelon Corp.                          118,438,707      118,080,000
  1,401,500  PPL Corp.                              50,819,856       61,609,940
                                                --------------   --------------
                                                   571,575,039      583,995,940

THIS SECTOR IS 2.2% ABOVE YOUR FUND'S COST.

             MISCELLANEOUS - 0.4%
    265,000  FMC Corp.*<F3>                         21,535,671       19,514,600
     75,000  Mobile Mini, Inc.*<F3>                  1,719,548        2,067,188
                                                --------------   --------------
                                                    23,255,219       21,581,788

THIS SECTOR IS 7.2% BELOW YOUR FUND'S COST.

                                                --------------   --------------
             Total common stocks                 4,648,671,688    4,740,150,380

 PRINCIPAL
  AMOUNT                                             COST             VALUE
 ---------                                           ----             -----

SHORT-TERM INVESTMENTS _ 4.3% (A)<F4>

             COMMERCIAL PAPER - 4.1%
$35,000,000  Enron Funding Corp.,
             due 04/02/01, discount of 5.55%        34,994,604       34,994,604
 15,000,000  American General Finance ECN,
             due 04/04/01, discount of 5.20%        14,993,500       14,993,500
 25,000,000  Ford Motor Credit Puerto Rico,
             due 04/04/01, discount of 5.02%        24,989,542       24,989,542
 50,000,000  FPL Group Capital Inc.,
             due 04/05/01, discount of 5.40%        49,977,639       49,977,639
 25,000,000  AT&T Corp.,
             due 04/06/01, discount of 5.23%        24,981,840       24,981,840
 30,000,000  Household International,
             due 04/12/01, discount of 5.04%        29,953,800       29,953,800
 25,000,000  Motorola Credit Corp.,
             due 04/17/01, discount of 5.90%        24,934,444       24,934,444
                                                --------------   --------------
             Total commercial paper                204,825,369      204,825,369

             VARIABLE RATE DEMAND NOTE - 0.2%
  7,871,960  Firstar Bank U.S.A., N.A.               7,871,960        7,871,960
                                                --------------   --------------
             Total short-term investments          212,697,329      212,697,329
                                                --------------   --------------
             Total investments                  $4,861,369,017    4,952,847,709
                                                --------------
                                                --------------
             Cash and receivables, less
             liabilities 0.0% (A)<F4>                                 2,328,822
                                                                 --------------
              NET ASSETS                                         $4,955,176,531
                                                                 --------------
                                                                 --------------
             Net Asset Value Per Share
             ($0.01 par value 500,000,000
             shares authorized), offering
             and redemption price
             ($4,955,176,531 / 192,453,887
             shares outstanding)                                         $25.75
                                                                         ------
                                                                         ------

 *<F3>  Non-dividend paying security.
(a)<F4> Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

                             BRANDYWINE FUND, INC.
                            STATEMENT OF OPERATIONS
                    For the Six Months Ended March 31, 2001
                                  (Unaudited)

INCOME:
     Dividends                                                   $  13,141,268
     Interest                                                        7,664,131
                                                                 -------------
          Total income                                              20,805,399
                                                                 -------------

EXPENSES:
     Management fees                                                27,572,483
     Transfer agent fees                                               595,596
     Administrative services                                           250,000
     Custodian fees                                                    221,358
     Printing and postage expense                                      177,241
     Registration fees                                                  33,088
     Board of Directors fees                                            25,943
     Professional fees                                                  21,553
     Other expenses                                                     17,221
                                                                 -------------
          Total expenses                                            28,914,483
                                                                 -------------
NET INVESTMENT LOSS                                                 (8,109,084)
                                                                 -------------
NET REALIZED LOSS ON INVESTMENTS                                  (459,175,109)
NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS            (287,993,126)
                                                                 -------------
NET LOSS ON INVESTMENTS                                           (747,168,235)
                                                                 -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS             $(755,277,319)
                                                                 -------------
                                                                 -------------

                      STATEMENTS OF CHANGES IN NET ASSETS
              For the Six Months Ended March 31, 2001 (Unaudited)
                   and For the Year Ended September 30, 2000

                                                 2001             2000
                                                 ----             ----
OPERATIONS:
  Net investment loss                       $  (8,109,084)  $  (35,559,009)
  Net realized (loss) gain on investments    (459,175,109)   2,556,358,884
  Net decrease in unrealized appreciation
    on investments                           (287,993,126)    (733,028,563)
                                           --------------   --------------
      Net (decrease) increase in net assets
        resulting from operations            (755,277,319)   1,787,771,312
                                           --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net realized gains
    ($16.10667 and $3.12075 per share,
    respectively)                          (2,077,628,751)    (380,140,682)
                                           --------------   --------------
      Total distributions                  (2,077,628,751)    (380,140,682)*<F5>
                                           --------------   --------------

FUND SHARE ACTIVITIES:
  Proceeds from shares issued (16,129,942
    and 29,293,259 shares, respectively)      504,751,947    1,336,300,083
  Net asset value of shares issued in
    distributions (69,009,822 and
    9,483,289 shares, respectively)         1,975,751,198      360,480,596
  Cost of shares redeemed (22,097,977
    and 28,923,731 shares, respectively)     (675,583,676)  (1,316,164,823)
                                           --------------   --------------
      Net increase in net assets derived
        from Fund share activities          1,804,919,469      380,615,856
                                           --------------   --------------
      TOTAL (DECREASE) INCREASE            (1,027,986,601)   1,788,246,486

NET ASSETS AT THE BEGINNING OF THE PERIOD   5,983,163,132    4,194,916,646
                                           --------------   --------------
NET ASSETS AT THE END OF THE PERIOD        $4,955,176,531   $5,983,163,132
                                           --------------   --------------
                                           --------------   --------------

*<F5>  See Note 7.

  The accompanying notes to financial statements are an integral part of these statements.

                             BRANDYWINE FUND, INC.
                              FINANCIAL HIGHLIGHTS
 (Selected Data for each share of the Fund outstanding throughout each period)

                                         FOR THE SIX MONTHS                      YEARS ENDED SEPTEMBER 30,
                                        ENDED MARCH 31, 2001   ------------------------------------------------------------
                                            (UNAUDITED)        2000          1999          1998          1997          1996
                                        --------------------   ----          ----          ----          ----          ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period           $46.23         $35.09        $25.99        $43.91        $32.83        $33.92
Income from investment operations:
  Net investment (loss) income                  (0.13)         (0.25)(1)     (0.20)(1)      0.21         (0.07)(1)     (0.08)(1)
                                                                     <F6>          <F6>                        <F6>          <F6>
  Net realized and unrealized (losses)
    gains on investments                        (4.24)         14.51          9.64        (11.11)        12.50          2.83
                                               ------         ------        ------        ------        ------        ------
Total from investment operations                (4.37)         14.26          9.44        (10.90)        12.43          2.75

Less distributions:
  Dividend from net investment income              --             --         (0.27)           --            --            --
  Distributions from net realized gains        (16.11)         (3.12)        (0.07)        (7.02)        (1.35)        (3.84)
                                               ------         ------        ------        ------        ------        ------
Total from distributions                       (16.11)         (3.12)        (0.34)        (7.02)        (1.35)        (3.84)
                                               ------         ------        ------        ------        ------        ------
Net asset value, end of period                 $25.75         $46.23        $35.09        $25.99        $43.91        $32.83
                                               ------         ------        ------        ------        ------        ------
                                               ------         ------        ------        ------        ------        ------

TOTAL INVESTMENT RETURN                         (12.9%)*<F7>    42.8%         36.8%        (27.7%)        39.3%         10.0%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)      4,955,177      5,983,163     4,194,917     4,780,442     9,532,724     6,038,301
Ratio of expenses to average net assets          1.05%**<F8>    1.04%         1.05%         1.04%         1.04%         1.06%
Ratio of net investment (loss) income
  to average net assets                          (0.3%)**<F8>   (0.6%)        (0.7%)         0.6%         (0.3%)        (0.4%)
Portfolio turnover rate                         149.2%         244.0%        208.7%        263.7%        192.4%        202.8%

(1)<F6> In 1999, net investment loss per share was calculated using average shares outstanding. In all other years, net investment loss per share was calculated using ending balances prior to consideration of adjustments for book and tax differences.
  *<F7>    Not Annualized.
 **<F8>    Annualized.

  The accompanying notes to financial statements are an integral part of this statement.

 DEFINITIONS AND DISCLOSURES*<F9>

 The Nasdaq Composite Index is a market-value weighted index that measures all domestic and non-U.S. common stocks listed on The Nasdaq Stock Market. The S&P 500 Index consists of 500 stocks chosen for market-size, liquidity and industry group representation. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. The S&P Midcap 400 Index is a capitalization-weighted index of 400 domestic stocks measuring the performance of the mid-size company segment of the U.S. stock market. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Nasdaq Computer Index consists of 862 stocks of computer hardware and software companies that furnish computer services and products. The Nasdaq Telecommunications Index consists of 369 stocks of all types of telecommunications companies. The Nasdaq Industrials consists of 2,328 stocks, capitalization-weighted to measure the performance of all Nasdaq stocks in the industrial sector. The Goldman Sachs GSTI Internet Index consists of between 9 and 45 stocks of companies involved in Internet commerce. The Lipper Mid-Cap Growth Index consists of 30 growth-oriented U.S. mutual funds from the company's mid-cap universe. TheStreet.com Internet Index is an equal-dollar-weighted index composed of 20 leading companies involved in Internet commerce. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

 The Investor's Business Daily (IBD) Mutual Fund Index is comprised of 23 funds selected by IBD. Funds in the index do not necessarily share the same investment objective. In the 3/28/01 issue of IBD, Brandywine Fund was listed among the "Top 25 Growth Funds" as 25/25 based on cumulative total return since the market peak on July 16, 1990. On 4/3/01 IBD listed Brandywine Fund in its "Best FundsThrough Bull, Bear Markets" where funds were ranked based on their 10-year average annual total return through 2/28/01. IBD evaluated 600 diversified domestic-equity funds and then narrowed the list to the best 184, Brandywine was ranked 55/184. IBD also rated each fund based on its 3-year average annual total return which assumes all capital gains and dividends are reinvested.

 The Morningstar Mutual Funds March 2001 publication highlighted 90 mid-cap growth funds of the 231 they track. The average total return for the six months ended 3/31/01 for those 90 funds was -38.99%, Brandywine Fund's - 12.93% return ranked 12/90 and Brandywine Blue's -8.80% return ranked 2/90. The average total return for the three months ended 3/31/01 for the 90 funds was -22.59%, Brandywine Fund's -12.39% return ranked 13/90 and Brandywine Blue's -11.97% return ranked 11/90. As of 4/6/01 Morningstar's 3-year Star Rating for Brandywine Fund is 5 stars. The rating is based on performance returns and risk, where a fund's risk score is subtracted from its return score. If a fund scores in the top 10% of its asset class it gets 5 stars (highest), the lowest rating is 1 star or the bottom 10% of the class.

 Kiplinger's Mutual Funds January 1998 issue ranked mutual funds based on their average annual total return for periods of 1,3,5,10 and 20 years. Brandywine Fund ranked tenth out of all the long-term growth funds, third among those funds without a sales load, tracked by S&P Micropal based on its 10 year return as of 12/31/97. References to specific stocks are not recommendations to buy or sell any security. As of 3/31/01 the Brandywine and Brandywine Blue Funds do not hold the securities discussed, unless they are listed in accompanying financial statements. TheStreet.com, 4/28/00, "Smarter Money: Getting and Giving." The Wall Street Journal, 2/5/01, "Eight Funds Manage to Shine in Very Different Markets."

 *<F9>  This is not part of the financial statements

                           BRANDYWINE BLUE FUND, INC.
                            STATEMENT OF NET ASSETS
                                 March 31, 2001
                                  (Unaudited)

                                                                     QUOTED
                                                                     MARKET
SHARES                                                COST            VALUE
------                                                ----            -----
COMMON STOCKS - 92.7% (A)<F11>

               AEROSPACE - 5.6%
     324,400   The Boeing Co.                     $ 15,885,354    $ 18,072,324

THIS SECTOR IS 13.8% ABOVE YOUR FUND'S COST.

               COMMUNICATIONS EQUIPMENT/SERVICES - 3.7%
     241,300   Scientific-Atlanta, Inc.             13,744,440      10,035,667
     100,000   WorldCom, Inc.*<F10>                  1,882,030       1,868,750
                                                  ------------    ------------
                                                    15,626,470      11,904,417

THIS SECTOR IS 23.8% BELOW YOUR FUND'S COST.

               COMPUTER/ELECTRONICS - 1.9%
     110,800   Electronic Data Systems Corp.         5,985,297       6,189,288

THIS SECTOR IS 3.4% ABOVE YOUR FUND'S COST.

               DRILLING AND OIL/GAS SERVICES - 11.4%
     260,000   Diamond Offshore Drilling, Inc.      11,250,849      10,231,000
     240,700   ENSCO International Inc.              8,245,820       8,424,500
     186,600   Nabors Industries, Inc.*<F10>        10,889,087       9,673,344
      75,000   National-Oilwell, Inc.*<F10>          2,769,423       2,597,250
     122,500   Weatherford
                 International, Inc.*<F10>           4,486,761       6,045,375
                                                  ------------    ------------
                                                    37,641,940      36,971,469

THIS SECTOR IS 1.8% BELOW YOUR FUND'S COST.

               ENERGY - 7.5%
     295,000   Dynegy Inc.                          13,832,510      15,047,950
     250,000   NRG Energy, Inc.*<F10>                6,960,247       9,100,000
                                                  ------------    ------------
                                                    20,792,757      24,147,950

THIS SECTOR IS 16.1% ABOVE YOUR FUND'S COST.

               FINANCIAL/BUSINESS SERVICES - 7.6%
     100,000   Charter One Financial, Inc.           2,572,862       2,830,000
     113,500   Countrywide Credit
                Industries, Inc.                     5,325,709       5,601,225
     150,000   Fannie Mae                           11,451,538      11,940,000
      55,000   XL Capital Ltd.                       4,123,719       4,183,850
                                                  ------------    ------------
                                                    23,473,828      24,555,075

THIS SECTOR IS 4.6% ABOVE YOUR FUND'S COST.

               FOOD/RESTAURANTS - 1.8%
     250,000   Darden Restaurants, Inc.              5,625,318       5,937,500

THIS SECTOR IS 5.5% ABOVE YOUR FUND'S COST.

               LEISURE & ENTERTAINMENT - 7.2%
     550,000   Cendant Corp.*<F10>                   7,134,352       8,024,500
     860,000   Mattel, Inc.                         15,691,966      15,256,400
                                                  ------------    ------------
                                                    22,826,318      23,280,900

THIS SECTOR IS 2.0% ABOVE YOUR FUND'S COST.

               MEDICAL PRODUCTS - 6.8%
     310,000   IVAX Corp.*<F10>                     11,266,176       9,765,000
     125,000   St. Jude Medical, Inc.*<F10>          5,572,574       6,731,250
     244,000   Thermo Electron Corp.*<F10>           5,705,521       5,485,120
                                                  ------------    ------------
                                                    22,544,271      21,981,370

THIS SECTOR IS 2.5% BELOW YOUR FUND'S COST.

               MEDICAL SERVICES - 13.9%
     542,100   HEALTHSOUTH Corp.*<F10>               8,200,236       6,987,669
      50,200   Laboratory Corporation of
                America Holdings*<F10>               6,267,341       6,036,550
     340,000   Tenet Healthcare Corp.*<F10>         14,432,844      14,960,000
     287,000   UnitedHealth Group Inc.              16,918,864      17,007,620
                                                  ------------    ------------
                                                    45,819,285      44,991,839

    THIS SECTOR IS 1.8% BELOW YOUR FUND'S COST.

               OIL/GAS EXPLORATION & PRODUCTION - 3.6%
     176,400   El Paso Corp.                        11,773,526      11,518,920

THIS SECTOR IS 2.2% BELOW YOUR FUND'S COST.

               RETAILING - 1.1%
      60,000   Lowe's Companies, Inc.                3,510,602       3,507,000

THIS SECTOR IS 0.1% BELOW YOUR FUND'S COST.

               SUPERMARKETS - 4.8%
     597,200   The Kroger Co.*<F10>                 12,730,171      15,401,788

THIS SECTOR IS 21.0% ABOVE YOUR FUND'S COST.

               UTILITIES - 15.8%
     310,000   American Electric Power
                Company, Inc.                       13,921,358      14,570,000
     485,000   Duke Energy Corp.                    21,204,456      20,728,900
     172,000   Exelon Corp.                         11,337,307      11,283,200
     101,700   PPL Corp.                             3,366,376       4,470,732
                                                  ------------    ------------
                                                    49,829,497      51,052,832

THIS SECTOR IS 2.5% ABOVE YOUR FUND'S COST.

                                                  ------------    ------------
               Total common stocks                 294,064,634     299,512,672

PRINCIPAL
 AMOUNT                                               COST            VALUE
 ------                                               ----            -----

SHORT-TERM INVESTMENTS - 9.6% (A)<F11>

               COMMERCIAL PAPER  - 8.3%
 $12,000,000   FPL Group Capital Inc.,
               due 04/02/01, discount of 5.40%      11,997,478      11,997,478
   5,000,000   Enron Funding Corp.,
               due 04/04/01, discount of 5.30%       4,997,791       4,997,791
   5,000,000   Household International,
               due 04/12/01, discount of 5.04%       4,992,300       4,992,300
   5,000,000   Motorola Credit Corp.,
               due 04/17/01, discount of 5.90%       4,986,889       4,986,889
                                                  ------------    ------------
               Total commercial paper               26,974,458      26,974,458

               VARIABLE RATE DEMAND NOTE - 1.3%
   4,143,991   Firstar Bank U.S.A., N.A.             4,143,991       4,143,991
                                                  ------------    ------------
               Total short-term investments         31,118,449      31,118,449
                                                  ------------    ------------
               Total investments                  $325,183,083     330,631,121
                                                  ------------
                                                  ------------
               Liabilities, less cash and
               receivables (2.3%) (A)<F11>                          (7,474,113)
                                                                  ------------
                   NET ASSETS                                     $323,157,008
                                                                  ------------
                                                                  ------------
               Net Asset Value Per Share
               ($0.01 par value 100,000,000
               shares authorized), offering
               and redemption price
               ($323,157,008 / 13,317,728
               shares outstanding)                                      $24.27
                                                                        ------
                                                                        ------

  *<F10>   Non-dividend paying security.
(a)<F11>   Percentages for the various classifications relate to net assets.

                            STATEMENT OF OPERATIONS
                    For the Six Months Ended March 31, 2001
                                  (Unaudited)

INCOME:
   Dividends                                                     $    981,145
   Interest                                                           574,590
                                                                 ------------
       Total income                                                 1,555,735
                                                                 ------------

EXPENSES:
   Management fees                                                  1,875,326
   Administrative services                                             62,500
   Registration fees                                                   48,597
   Professional fees                                                   35,420
   Custodian fees                                                      34,716
   Transfer agent fees                                                 33,230
   Board of Directors fees                                              7,510
   Printing and postage expense                                         6,804
   Other expenses                                                      15,723
                                                                 ------------
       Total expenses                                               2,119,826
                                                                 ------------
NET INVESTMENT LOSS                                                  (564,091)
                                                                 ------------
NET REALIZED LOSS ON INVESTMENTS                                  (17,140,190)
NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS            (14,566,598)
                                                                 ------------
NET LOSS ON INVESTMENTS                                           (31,706,788)
                                                                 ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS             $(32,270,879)
                                                                 ------------
                                                                 ------------

  The accompanying notes to financial statements are an integral part of these statements.

                           BRANDYWINE BLUE FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
              For the Six Months Ended March 31, 2001 (Unaudited)
                   and For the Year Ended September 30, 2000

                                                  2001           2000
                                                  ----           ----

OPERATIONS:
   Net investment loss                       $   (564,091)  $ (2,414,611)
   Net realized (loss) gain on investments    (17,140,190)   162,091,687
   Net decrease in unrealized
     appreciation on investments              (14,566,598)   (49,792,564)
                                             ------------   ------------
      Net (decrease) increase in net assets
        resulting from operations             (32,270,879)   109,884,512
                                             ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net realized gains
     ($10.70800 and $2.17874 per share,
     respectively)                           (118,419,530)   (23,090,864)
                                             ------------   ------------
      Total distributions                    (118,419,530)   (23,090,864)*<F12>
                                             ------------   ------------

FUND SHARE ACTIVITIES:
   Proceeds from shares issued (1,619,773
     and 5,442,065 shares, respectively)       47,815,514    208,227,765
   Net asset value of shares issued in
     distributions (4,195,591 and 665,230
     shares, respectively)                    111,225,105     21,712,487
   Cost of shares redeemed (3,406,692 and
     5,788,300 shares, respectively)          (93,032,650)  (220,878,508)
                                             ------------   ------------
      Net increase in net assets derived
        from Fund share activities             66,007,969      9,061,744
                                             ------------   ------------
      TOTAL (DECREASE) INCREASE               (84,682,440)    95,855,392

NET ASSETS AT THE BEGINNING OF THE PERIOD     407,839,448    311,984,056
                                             ------------   ------------
NET ASSETS AT THE END OF THE PERIOD          $323,157,008   $407,839,448
                                             ------------   ------------
                                             ------------   ------------

*<F12>  See Note 7.

                              FINANCIAL HIGHLIGHTS
 (Selected Data for each share of the Fund outstanding throughout each period)

                                         FOR THE SIX MONTHS                      YEARS ENDED SEPTEMBER 30,
                                        ENDED MARCH 31, 2001   ------------------------------------------------------------
                                            (UNAUDITED)        2000          1999          1998          1997          1996
                                        --------------------   ----          ----          ----          ----          ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period           $37.39         $29.46        $22.13        $35.78        $25.26        $24.37
Income from investment operations:
   Net investment (loss) income                 (0.04)(1)      (0.21)(1)     (0.18)(1)      0.19         (0.10)(1)     (0.05)(1)
                                                     <F13>          <F13>         <F13>                       <F13>         <F13>
   Net realized and unrealized (losses)
     gains on investments                       (2.37)         10.32          7.85         (8.75)        10.62          2.05
                                               ------         ------        ------        ------        ------        ------
Total from investment operations                (2.41)         10.11          7.67         (8.56)        10.52          2.00
                                               ------         ------        ------        ------        ------        ------

Less distributions:
   Dividend from net investment income             --             --         (0.21)           --            --            --
   Distributions from net realized gains       (10.71)         (2.18)        (0.13)        (5.09)           --         (1.11)
                                               ------         ------        ------        ------        ------        ------
Total from distributions                       (10.71)         (2.18)        (0.34)        (5.09)           --         (1.11)
                                               ------         ------        ------        ------        ------        ------
Net asset value, end of period                 $24.27         $37.39        $29.46        $22.13        $35.78        $25.26
                                               ------         ------        ------        ------        ------        ------
                                               ------         ------        ------        ------        ------        ------

TOTAL INVESTMENT RETURN                          (8.8%)*<F14>   35.5%         35.2%        (26.5%)        41.6%          8.9%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)        323,157        407,839       311,984       364,351       617,362       351,459
Ratio of expenses to average net assets          1.13%**<F15>   1.07%         1.08%         1.06%         1.08%         1.13%
Ratio of net investment (loss) income
   to average net assets                         (0.3%)**<F15>  (0.6%)        (0.7%)         0.6%         (0.5%)        (0.4%)
Portfolio turnover rate                         142.1%         245.7%        228.4%        299.5%        202.1%        196.9%

(1)<F13> In March 2001 and in 1999, net investment loss per share was calculated using average shares outstanding. In all other years, net investment loss per share was calculated using ending balances prior to consideration of adjustments for book and tax differences.
  *<F14>   Not Annualized.
 **<F15>   Annualized.

  The accompanying notes to financial statements are an integral part of these statements.

                         NOTES TO FINANCIAL STATEMENTS
                                 March 31, 2001
                                  (Unaudited)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies of Brandywine Fund, Inc. (the "Brandywine Fund") and Brandywine Blue Fund, Inc. (the "Blue Fund") (collectively the "Funds"). Each Fund is registered as a diversified, open-end management investment company under the Investment Company Act of 1940. The assets and liabilities of each Fund are segregated and a shareholder's interest is limited to the Fund in which the shareholder owns shares. The Brandywine Fund was incorporated under the laws of Maryland on October 9, 1985. The Blue Fund was incorporated under the laws of Maryland on November 13, 1990. The investment objective of each Fund is to produce long-term capital appreciation principally through investing in common stocks.

     (a) Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. Short-term investments (securities with maturities of 60 days or less) are valued at amortized cost which approximates quoted market value. For financial reporting purposes, investment transactions are recorded on trade date. Cost amounts, as reported on the schedule of investments, are substantially the same for Federal income tax purposes.

     (b) Net realized gains and losses on common stock are computed on the identified cost basis.

     (c) Provision has not been made for Federal income taxes since the Funds have elected to be taxed as "regulated investment companies" and intend to distribute substantially all net investment company taxable income and net capital gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

     (d) Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     (e) The Funds have investments in short-term variable rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Funds' policy is to monitor the creditworthiness of the issuer and the Funds do not anticipate nonperformance by these counterparties.

     (f) Generally accepted accounting principles require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

     (g) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES

     Each Fund has a management agreement with Friess Associates, Inc. (the "Adviser"), with whom certain officers and directors of the Funds are affiliated, to serve as investment adviser and manager. Under the terms of the agreements, each Fund will pay the Adviser a monthly management fee at the annual rate of one percent (1%) on the daily net assets of such Fund. Also, the Adviser is reimbursed for administrative services rendered to each Fund by a consultant paid by the Adviser.

     Each Director who is not affiliated with the Funds receives an annual fee for service as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director's fees as if invested in the respective Funds. The value of each Director's deferred compensation account will increase or decrease as if it were invested in shares of the selected Fund. The Funds maintain their proportionate share of the Fund's liability for deferred fees.

(3)  DISTRIBUTION TO SHAREHOLDERS

     Net investment income and net realized gains, if any, are distributed to shareholders.

(4)  INVESTMENT TRANSACTIONS

     For the period ended March 31, 2001, purchases and proceeds of sales of investment securities (excluding short-term investments) for the Brandywine Fund were $7,982,969,708 and $8,171,532,867, respectively; purchases and proceeds of sales of investment securities (excluding short-term investments) for the Blue Fund were $507,776,717 and $561,988,769, respectively.

(5)  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

     As of March 31, 2001, liabilities of each Fund included the following:

                                                Brandywine            Blue
                                                   Fund               Fund
                                              --------------      ------------
     Payable to brokers for
      investments purchased                   $  121,360,236      $ 15,799,758
     Payable to Adviser for
      management fees                              4,284,409           277,775
     Payable to shareholders
      for redemptions                              1,509,406            34,524
     Deferred compensation plan for
      Directors                                      131,769            33,040
     Other liabilities                               524,026           123,985

(6)  SOURCES OF NET ASSETS

     As of March 31, 2001, the sources of net assets were as follows:

     Fund shares issued
      and outstanding                         $5,319,384,490      $338,478,069
     Net unrealized appreciation
      on investments                              91,478,692         5,448,038
     Accumulated net
      realized losses                           (455,686,651)      (20,769,099)
                                              --------------      ------------
                                              $4,955,176,531      $323,157,008

     Aggregate net unrealized appreciation as of March 31, 2001 consisted of the following:

     Aggregate gross
      unrealized appreciation                 $  284,591,845      $ 16,976,191
     Aggregate gross unrealized
      depreciation                              (193,113,153)      (11,528,153)
                                              --------------      ------------
     Net unrealized appreciation              $   91,478,692      $  5,448,038
                                              --------------      ------------
                                              --------------      ------------

(7)  REQUIRED FEDERAL INCOME TAX DISCLOSURES (UNAUDITED)

     In early 2000, shareholders received information regarding all distributions paid to them by the Funds during the fiscal year ended September 30, 2000. The Funds hereby designate the following amounts as long-term capital gains distributions.

     Capital gains taxed at 20%                $ 349,722,826      $ 23,090,864

     The percentage of ordinary income which is eligible for the corporate dividend received deduction for the fiscal year ended September 30, 2000
     was                                                1.0%                0%

  BRANDYWINE FUND HIGHLIGHTED AS ONE OF ONLY EIGHT funds over $1 billion that outperformed the Wilshire 5000 by over 15 percentage points in 1999 and 2000.
                                  - The Wall Street Journal, February 5, 2001

  BRANDYWINE'S PERFORMANCE AMONG TOP 25 GROWTH FUNDS since market peak July 16, 1990.
                                  - Investor's Business Daily, March 28, 2001

  BRANDYWINE RANKS IN THE TOP 10 PERCENT of the 600 mutual funds IBD researched for its "Best Funds Through Bull, Bear Markets" list for the 10 years ended February 2001.
                                   - Investor's Business Daily, April 3, 2001

  MORNINGSTAR AWARDS BRANDYWINE FIVE STAR ooooo STATUS for most recent three years.
                                                 - Morningstar, April 6, 2001

                               BOARD OF DIRECTORS

                                 John E. Burris
                                    Chairman
                               Burris Foods, Inc.
                               Milford, Delaware

                                Foster S. Friess
                                   President
                            Friess Associates, Inc.
                                Jackson, Wyoming

                                   Stig Ramel
                                Former President
                                Nobel Foundation
                               Stockholm, Sweden

                              Marvin N. Schoenhals
                                    Chairman
                              WSFS Financial Corp.
                              Wilmington, Delaware

                      P.O. Box 4166, Greenville, DE 19807
(800) 656-3017             www.brandywinefunds.com             bfunds@friess.com

Investment Adviser: FRIESS ASSOCIATES, INC.
Custodian: FIRSTAR BANK, NA
Transfer Agent: FIRSTAR MUTUAL FUND SERVICES, LLC
Independent Accountants: PRICEWATERHOUSECOOPERS LLP
Legal Counsel: FOLEY & LARDNER

   OFFICERS: Foster S. Friess, President and Treasurer; Lynda Campbell, Vice President and Secretary; William D'Alonzo, Vice President; Carl Gates, Vice
   President; John Ragard, Vice President; and Paul Robinson, Vice President

Report Editor: Rebecca Buswell
Report Staff: Chris Aregood, Dave Marky, Adam Rieger

This material is appropriate for use by prospective investors only when accompanied by a current Brandywine Funds prospectus, which contains more complete information, including fees and expenses. Please read it carefully before investing. Past performance is no guarantee of future results.
                  --------------------------------------------------

The value of securities will fluctuate so that when redeemed, shares may be worth more or less than their original cost.